Stock Options (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Summary of Stock Options Activity

A continuity of the Company’s outstanding stock options for the years ended December 31, 2021 and 2020 is presented below:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2019	8,250,000	$0.13
Granted	4,070,000	0.07
Exercised	(320,000)	0.06
Expired	(100,000)	0.19
Outstanding, December 31, 2020	11,900,000	0.11
Granted	450,000	0.32
Exercised	(3,910,000)	0.11
Expired	(150,000)	0.18
Cancelled	(650,000)	0.16
Outstanding, December 31, 2021	7,640,000	$0.12

Schedule of Stock Options Outstanding

At December 31, 2021, the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
200,000	0.12	September 15, 2022	200,000
1,750,000	0.12	October 24, 2023	1,750,000
3,800,000	0.12	September 19, 2024	3,800,000
640,000	0.06	July 31, 2025	640,000
1,000,000	0.08	December 17, 2022	1,000,000
250,000	0.31	June 6, 2026	250,000
7,640,000			7,640,000

Schedule of Fair Value Assumptions of Stock-Based Compensation

The fair values for stock options granted have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2021	2020
Risk-free interest rate	33.00 – 79.00%	0.17%
Expected life (years)	3 - 5	3.5
Expected volatility	245 - 257%	255%
Dividend yield	0%	0%
Weighted average fair value per share	$0.24	$0.10